CONVERTIBLE NOTE PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Note 5 - CONVERTIBLE NOTE PAYABLE

GHS INVESTMENTS, LLC

On April 22, 2019; The Company executed a convertible promissory note with GHS Investments, LLC. The note carries a principal balance of $57,000 together with an interest rate of eight (10%) per annum and a maturity date of February 21, 2020. All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share in accordance with the terms of the note agreement shall be made in lawful money of the United States of America. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (20%) per annum from the due date thereof until the same is paid. As of June 30, 2018, the principal balance outstanding is $57,000.

The holder shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this note, to convert all or any part of the outstanding and unpaid principal amount into Common Stock. The conversion shall equal sixty-five percent (65%) of the lowest trading prices for the Common Stock during the twenty (20) day trading period ending on the latest complete trading day prior to the conversion date, representing a discount rate of thirty-five percent (35%).

The Company accounts for this embedded conversion feature as a derivative under ASC 815-10-15-83 and valued separately from the note at fair value. The embedded conversion feature of the note is revalued at each subsequent reporting date at fair value and any changes in fair value will result in a gain or loss in those periods. At June 30, 2019 and December 31, 2018, the derivative liability associated with GHS Investments LLC was $63,107 and $0, respectively.

Convertible Notes payable consisted of the following:

	June 30, 2019	December 31, 2018
Convertible notes payable:	$57,000	$	---
Debt discount	(35,150)		---
Convertible notes payable net of debt discount	$21,850	$	---

Accrued interest	1,078		---

Current portion of convertible note payable and interest	$22,928	$	---

POWER UP LENDING GROUP

On October 31, 2017The Company executed a convertible promissory note with Power Up Lending Group, Ltd. The note carries a principal balance of $33,000 together with an interest rate of eight (8%) per annum and a maturity date of August 15, 2018. All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share in accordance with the terms of the note agreement shall be made in lawful money of the United States of America. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.

On November 30, 2017The Company executed a convertible promissory note with Power Up Lending Group, Ltd. The note carries a principal balance of $33,000 together with an interest rate of eight (8%) per annum and a maturity date of September 10, 2018. All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share in accordance with the terms of the note agreement shall be made in lawful money of the United States of America. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.

On January 9, 2018; The Company executed a convertible promissory note with Power Up Lending Group, Ltd. The note carries a principal balance of $28,000 together with an interest rate of eight (8%) per annum and a maturity date of October 15, 2018. All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share in accordance with the terms of the note agreement shall be made in lawful money of the United States of America. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.

On February 21, 2018; The Company executed a convertible promissory note with Power Up Lending Group, Ltd. The note carries a principal balance of $35,000 together with an interest rate of eight (8%) per annum and a maturity date of November 30, 2018. All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share in accordance with the terms of the note agreement shall be made in lawful money of the United States of America. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.

On April 5, 2018; The Company executed a convertible promissory note with Power Up Lending Group, Ltd. The note carries a principal balance of $33,000 together with an interest rate of eight (8%) per annum and a maturity date of January 30, 2019. All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share in accordance with the terms of the note agreement shall be made in lawful money of the United States of America. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.

The holder shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this note, to convert all or any part of the outstanding and unpaid principal amount into Common Stock. The conversion shall equal sixty-one percent (61%) of the average of the lowest two (2) trading prices for the Common Stock during the twelve (12) day trading period ending on the latest complete trading day prior to the conversion date, representing a discount rate of forty-five percent (39%).

The Company accounts for this embedded conversion feature as a derivative under ASC 815-10-15-83 and valued separately from the note at fair value. The embedded conversion feature of the note is revalued at each subsequent reporting date at fair value and any changes in fair value will result in a gain or loss in those periods. At December 31, 2018, the derivative liability associated with Power up lending was $0

Convertible Notes payable consisted of the following:

	December 31, 2018		December 31, 2017
Convertible notes payable:	$	---	$66,000
Debt discount		---	(49,134)
Convertible notes payable net of debt discount	$	---	$16,866

Accrued interest		---	665

Current portion of convertible note payable and interest	$	---	$17,531